Impairment Losses of Non-Financial Assets - Summary of breakdown of impairment losses and subsequent reversals by asset class (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of breakdown of impairment losses and subsequent reversals by asset class [line items]
Impairment loss	¥ 6,384	¥ 12,607	¥ 1,530
Reversal of impairment loss	(150)		(138)
Goodwill [member]
Disclosure of breakdown of impairment losses and subsequent reversals by asset class [line items]
Impairment loss	611	2,941	756
Software for internal use [member]
Disclosure of breakdown of impairment losses and subsequent reversals by asset class [line items]
Impairment loss	1,773	709	146
Others [member]
Disclosure of breakdown of impairment losses and subsequent reversals by asset class [line items]
Impairment loss	699	1,255	117
Buildings and structures [member]
Disclosure of breakdown of impairment losses and subsequent reversals by asset class [line items]
Impairment loss	918	3,953	125
Machinery and equipment [member]
Disclosure of breakdown of impairment losses and subsequent reversals by asset class [line items]
Impairment loss	23	256	161
Tools, furniture and fixtures [member]
Disclosure of breakdown of impairment losses and subsequent reversals by asset class [line items]
Impairment loss	687	1,856	141
Land [member]
Disclosure of breakdown of impairment losses and subsequent reversals by asset class [line items]
Impairment loss	982	1,509	72
Reversal of impairment loss	(150)		(138)
Construction in progress [member]
Disclosure of breakdown of impairment losses and subsequent reversals by asset class [line items]
Impairment loss	132	¥ 128	¥ 12
Right-of-use assets [member]
Disclosure of breakdown of impairment losses and subsequent reversals by asset class [line items]
Impairment loss	¥ 559